DocumentAndEntityInformation	Nov. 04, 2026
Document Information Line Items
Entity Central Index Key	0001840502
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	TABOOLA.COM LTD
Entity Incorporation, State or Country Code	L3
Entity File Number	001-40566
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	16 Madison Square West
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	206-7633
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	TBLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false